Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - Assumptions	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.62%	0.62%	0.21%	0.44%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.14%	0.91%	0.59%	0.62%	0.72%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	103.00%	103.00%	100.00%	101.00%	98.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	118.00%	106.00%	105.00%	105.00%	100.00%
Remaining Term1	0.01	0.01	1	0.21	1.72
Remaining Term 2	1.0	1.0	1.5	1.0	2.0
Stock Price	2.50	2.50	2.55	1.49	2.00
Stock Price2	2.70	2.58	2.48	3.00